Loans Payable (Schedule of Loans Payable) (Details) - USD ($)	Dec. 31, 2016	Jul. 12, 2016	Jul. 08, 2016	Jun. 30, 2016	Jun. 27, 2016
Debt Instrument [Line Items]
Outstanding balances	$ 10,794,000			$ 28,712,000
RI Convertible Note
Debt Instrument [Line Items]
Debt issue amount					$ 300,000
Long-term Debt	300,000			300,000
Convertible Debt | Debentures
Debt Instrument [Line Items]
Debt issue amount	4,444,000	$ 4,444,000
Outstanding balances	3,629,000			0
Convertible Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt issue amount			$ 3,000,000
Convertible Debt | Grid Note
Debt Instrument [Line Items]
Unamortized discount		$ (444,000)
Secured Debt | Secured Convertible Note
Debt Instrument [Line Items]
Debt issue amount	3,000,000
Outstanding balances	3,400,000			0
Line of Credit | Note
Debt Instrument [Line Items]
Debt issue amount	20,000,000
Outstanding balances	0			19,716,000
Line of Credit | Grid Note
Debt Instrument [Line Items]
Debt issue amount	5,900,000			10,000,000
Outstanding balances	3,465,000			4,563,000
Line of Credit | Secured Revolving Loan I
Debt Instrument [Line Items]
Debt issue amount	1,500,000
Outstanding balances	0			1,500,000
Line of Credit | Secured Revolving Line of Credit
Debt Instrument [Line Items]
Debt issue amount	500,000
Outstanding balances	0			500,000
Line of Credit | Secured Revolving Loan
Debt Instrument [Line Items]
Debt issue amount	500,000
Outstanding balances	0			500,000
Line of Credit | Secured Revolving Loan II
Debt Instrument [Line Items]
Debt issue amount	500,000
Outstanding balances	0			500,000
Line of Credit | Secured Revolving Loan III
Debt Instrument [Line Items]
Debt issue amount	1,200,000
Outstanding balances	0			135,000
Unsecured Debt | RI Convertible Note
Debt Instrument [Line Items]
Debt issue amount	300,000
Outstanding balances	300,000			300,000
Unsecured Debt | MGT Promissory Notes
Debt Instrument [Line Items]
Debt issue amount	2,109,000
Outstanding balances	0			943,000
Unsecured Debt | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt issue amount	141,000
Outstanding balances	$ 0			$ 55,000